CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Securities held-to-maturity, fair value (in dollars)	$ 350	$ 366
Loans, allowance (in dollars)	$ 1,399	$ 1,565
Preferred stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Shares authorized	50,000,000	20,000,000
Preferred stock, Shares issued	0	0
Common stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares authorized	100,000,000	50,000,000
Common stock, Shares issued	2,313,463	2,313,463
Treasury stock, Shares	0	424,874